LOANS (excluding covered loans) (Tables) (Non Covered Loans)	12 Months Ended
Dec. 31, 2011
Non Covered Loans
Loan Delinquency, including Nonaccrual Loans
Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2011
(Dollars in thousands)	30 – 59 Days past due	60 – 89 Days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$2,964	$96	$7,473	$10,533	$846,448	$856,981	$0
Real estate - construction	47	0	17,004	17,051	97,923	114,974	0
Real estate - commercial	4,940	2,102	16,654	23,696	1,209,371	1,233,067	0
Real estate - residential	8,602	236	7,012	15,850	272,130	287,980	0
Installment	437	53	355	845	66,698	67,543	0
Home equity	1,304	246	1,637	3,187	355,773	358,960	0
Other	495	231	191	917	48,025	48,942	191
Total	$18,789	$2,964	$50,326	$72,079	$2,896,368	$2,968,447	$191

	As of December 31, 2010
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$2,241	$1,573	$11,684	$15,498	$784,755	$800,253	$0
Real estate - construction	1,754	3,782	8,973	14,509	149,034	163,543	0
Real estate - commercial	3,202	3,979	16,435	23,616	1,116,315	1,139,931	0
Real estate - residential	7,671	1,930	5,127	14,728	254,445	269,173	0
Installment	456	48	120	624	69,087	69,711	0
Home equity	1,260	392	2,166	3,818	337,492	341,310	0
Other	366	176	370	912	31,260	32,172	370
Total	$16,950	$11,880	$44,875	$73,705	$2,742,388	$2,816,093	$370

Loans Restructured During Period
The following table provides information on TDRs during 2011.

	Year Ended December 31,
	2011
	Total TDRs
(Dollars in thousands)	Number of Loans	Pre-Modification Loan Balance	Period End Balance
Commercial	4	$2,675	$2,673
Real estate - construction	1	1,193	1,193
Real estate - commercial	9	3,251	3,150
Real estate - residential	16	1,790	1,811
Installment	2	114	114
Home equity	1	101	101
Total	33	$9,124	$9,042

Loans Restructured, Modifications
The following table provides information on how TDRs were modified during 2011.

Year Ended December 31,
(Dollars in thousands)	2011 (2)
Extended Maturities	$3,539
Adjusted Interest Rates	338
Combination of Rate and Maturity Changes	1,487
Forbearance	3,563
Other (1)	115
Total	$9,042
 __________________________________________
(1) Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance, and maturity extensions.
(2) Balances are as of period end.

Loan Restructuring, Loans with a Payment Default Within 12 Months of Loan Modification
The following tables provide information on TDRs for which there was a payment default during the period that occurred within twelve months of the loan modification.

	Year Ended December 31,
	2011
(Dollars in thousands)	Number of Loans	Period End Balance
Commercial	0	$0
Real estate - construction	1	6,229
Real estate - commercial	3	2,274
Real estate - residential	2	255
Installment	0	0
Home equity	0	0
Total	6	$8,758

Nonaccrual, Restructured and Impaired Loans
Loans placed in nonaccrual status and TDRs are considered impaired. The following table provides information on nonaccrual, TDRs, and impaired loans as of December 31:

(Dollars in thousands)	2011	2010	2009
Principal balance
Nonaccrual loans
Commercial	$7,809	$13,729	$13,798
Real estate-construction	10,005	12,921	35,604
Real estate-commercial	28,349	28,342	15,320
Real estate-residential	5,692	4,607	3,993
Installment	371	150	618
Home equity	2,073	2,553	2,324
Nonaccrual loans	54,299	62,302	71,657
Troubled debt restructurings
Accruing	4,009	3,508	679
Nonaccrual	18,071	14,105	5,446
Total troubled debt restructurings	22,080	17,613	6,125
Total impaired loans	$76,379	$79,915	$77,782

Interest income effect
Gross amount of interest that would have been recorded under original terms	$5,500	$5,462	$4,576
Interest included in income
Nonaccrual loans	468	1,772	$2,384
Troubled debt restructurings	299	521	$35
Total interest included in income	767	2,293	$2,419
Net impact on interest income	$4,733	$3,169	$2,157

Commitments outstanding to borrowers with nonaccrual loans	$0	$77	$4

Investment in Impaired Loans
First Financial's investment in impaired loans was as follows:

	As of December 31, 2011
(Dollars in thousands)	Current Balance	Contractual Principal Balance	Related Allowance	Average Current Balance	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$6,351	$8,387	$0	$7,337	$62
Real estate - construction	6,289	11,129	0	5,657	2
Real estate - commercial	14,999	22,718	0	18,306	249
Real estate - residential	8,639	9,580	0	6,848	66
Installment	485	526	0	356	5
Home equity	2,073	2,206	0	2,337	10

Loans with an allowance recorded
Commercial	4,131	4,267	3,205	3,683	15
Real estate - construction	11,098	13,905	2,578	13,731	92
Real estate - commercial	19,521	26,357	6,441	15,484	225
Real estate - residential	2,692	2,705	313	3,630	37
Installment	0	0	0	15	1
Home equity	101	101	2	81	3

Total
Commercial	10,482	12,654	3,205	11,020	77
Real estate - construction	17,387	25,034	2,578	19,388	94
Real estate - commercial	34,520	49,075	6,441	33,790	474
Real estate - residential	11,331	12,285	313	10,478	103
Installment	485	526	0	371	6
Home equity	2,174	2,307	2	2,418	13
Total	$76,379	$101,881	$12,539	$77,465	$767

	As of December 31, 2010
(Dollars in thousands)	Current Balance	Contractual Principal Balance	Related Allowance	Average Current Balance	Interest Income Recognized
Loans with no related allowance recorded
Commercial	$9,375	$12,008	$0	$7,432	$228
Real estate - construction	4,925	8,458	0	9,935	98
Real estate - commercial	17,431	21,660	0	14,113	804
Real estate - residential	5,854	6,447	0	6,611	84
Installment	150	179	0	336	6
Home equity	2,553	3,345	0	2,188	74

Loans with an allowance recorded
Commercial	4,354	6,090	2,017	10,423	77
Real estate - construction	14,407	18,261	3,716	11,063	378
Real estate - commercial	16,693	19,799	4,347	13,391	392
Real estate - residential	4,173	4,264	336	2,727	152

Total
Commercial	13,729	18,098	2,017	17,855	305
Real estate - construction	19,332	26,719	3,716	20,998	476
Real estate - commercial	34,124	41,459	4,347	27,504	1,196
Real estate - residential	10,027	10,711	336	9,338	236
Installment	150	179	0	336	6
Home equity	2,553	3,345	0	2,188	74
Total	$79,915	$100,511	$10,416	$78,219	$2,293

Commercial and Consumer Credit Exposure by Risk Attribute
Commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2011
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$799,471	$89,072	$1,110,718	$1,999,261
Special Mention	37,547	1,751	28,994	68,292
Substandard	19,435	24,151	93,355	136,941
Doubtful	528	0	0	528
Total	$856,981	$114,974	$1,233,067	$2,205,022

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$279,958	$67,136	$356,887	$48,942	$752,923
Nonperforming	8,022	407	2,073	0	10,502
Total	$287,980	$67,543	$358,960	$48,942	$763,425

	As of December 31, 2010
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$731,932	$115,988	$979,023	$1,826,943
Special Mention	36,453	4,829	63,618	104,900
Substandard	31,557	42,726	97,290	171,573
Doubtful	311	0	0	311
Total	$800,253	$163,543	$1,139,931	$2,103,727

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$262,654	$69,561	$338,757	$32,172	$703,144
Nonperforming	6,519	150	2,553	0	9,222
Total	$269,173	$69,711	$341,310	$32,172	$712,366

Changes in Other Real Estate Owned
Changes in OREO were as follows:

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Balance at beginning of year	$17,907	$4,145	$4,028
Additions
Commercial	1,328	17,520	3,074
Residential	2,904	1,130	3,062
Total additions	4,232	18,650	6,136
Disposals
Commercial	3,916	2,315	3,237
Residential	2,536	1,674	2,428
Total disposals	6,452	3,989	5,665
Write-downs
Commercial	4,042	727	55
Residential	328	172	299
Total write-downs	4,370	899	354
Balance at end of year	$11,317	$17,907	$4,145